VICTORIA 1522 FUND
A series of the Investment Managers Series Trust

Supplement Dated January 6, 2010
To the Institutional Class Prospectus Dated December 30, 2009

Please file this Prospectus Supplement with your records.

The following replaces the section entitled “Performance” on page 4 of the Institutional Class Prospectus:

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return

During the period of time shown in the bar chart, the highest return for a calendar quarter was 32.41% (quarter ended 6/30/2009) and the lowest return for a calendar quarter was 2.33% (quarter ended 3/31/2009).

Average Annual Total Returns as of December 31, 2009	One Year	Since Inception^
Return Before Taxes	82.15%	65.61%
Return After Taxes on Distributions*	70.36%	56.91%
Return After Taxes on Distributions and Sale of Fund Shares*	54.04%	51.43%
MSCI Emerging Markets Index(1)**	78.51%	22.89%
MSCI Emerging Markets + Frontier Index(2)**	75.13%	19.97%
MSCI Emerging Markets Investable Market (IMI) Index(3)**	82.36%	25.18%

^	Inception Date: October 1, 2008.

*
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

**	Index returns do not reflect deduction for fees, expenses or taxes.

(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

(2)	The MSCI Emerging Markets + Frontier Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging and frontier markets.

(3)
The MSCI Emerging Markets Investable Market (IMI) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.  This index provides coverage of large, mid, and small cap segments by targeting up to 99% coverage of the free-float adjusted market capitalization in each of those market segments, subject to minimum investability criteria and a universal minimum size range.

VICTORIA 1522 FUND
A series of the Investment Managers Series Trust

Supplement Dated January 6, 2010
To the Advisor Class Prospectus Dated December 30, 2009

Please file this Prospectus Supplement with your records.

The following replaces the section entitled “Performance” on page 4 of the Advisor Class Prospectus:

PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return

During the period of time shown in the bar chart, the highest return for a calendar quarter was 32.48% (quarter ended 6/30/2009) and the lowest return for a calendar quarter was 2.14% (quarter ended 3/31/2009).

Average Annual Total Returns as of December 31, 2009	One Year	Since Inception^
Return Before Taxes	81.76%	65.32%
Return After Taxes on Distributions*	69.94%	56.61%
Return After Taxes on Distributions and Sale of Fund Shares*	53.83%	51.19%
MSCI Emerging Markets Index(1)**	78.51%	22.89%
MSCI Emerging Markets + Frontier Index(2)**	75.13%	19.97%
MSCI Emerging Markets Investable Market (IMI) Index(3)**	82.36%	25.18%

^	Inception Date: October 1, 2008.

*
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

**	Index returns do not reflect deduction for fees, expenses or taxes.

(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

(2)	The MSCI Emerging Markets + Frontier Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging and frontier markets.

(3)
The MSCI Emerging Markets Investable Market (IMI) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.  This index provides coverage of large, mid, and small cap segments by targeting up to 99% coverage of the free-float adjusted market capitalization in each of those market segments, subject to minimum investability criteria and a universal minimum size range.